STATEMENT OF INVESTMENTS SEPTEMBER 30, 2025

General American Investors

	SHARES	COMMON STOCKS		VALUE (NOTE 1a)
COMMUNICATION	MEDIA AND ENTERTAINMENT (5.9%)
SERVICES	294,923	Alphabet Inc. - Class C		$71,828,497
(7.2%)	32,000	Meta Platforms, Inc. - Class A		23,500,160
			(Cost $20,117,900)	95,328,657
	TELECOMMUNICATION SERVICES (1.7%)
	724,639	AT&T Inc.		20,463,805
	274,199	GCI Liberty, Inc. Escrow (a)		—
			(Cost $12,746,324)	20,463,805
			(Cost $32,864,224)	115,792,462

CONSUMER	CONSUMER SERVICES (1.0%)
DISCRETIONARY	73,157	Expedia Group, Inc.	(Cost $7,463,661)	15,637,309
(9.5%)
	DISTRIBUTION AND RETAIL (8.5%)
	286,000	Amazon.com, Inc. (a)		62,797,020
	525,092	The TJX Companies, Inc.		75,896,797
			(Cost $12,034,026)	138,693,817
			(Cost $19,497,687)	154,331,126

CONSUMER	DISTRIBUTION AND RETAIL (1.9%)
STAPLES	33,000	Costco Wholesale Corporation	(Cost $997,220)	30,545,790
(6.7%)
	FOOD, BEVERAGE AND TOBACCO (3.2%)
	325,000	Nestlé S.A. (Switzerland)		29,831,983
	160,000	PepsiCo, Inc.		22,470,400
			(Cost $18,526,343)	52,302,383
	HOUSEHOLD AND PERSONAL PRODUCTS (1.6%)
	446,461	Unilever PLC (Netherlands/United Kingdom)	(Cost $12,929,503)	26,501,926
			(Cost $32,453,066)	109,350,099

ENERGY	439,230	Cameco Corporation (Canada)		36,833,828
(5.6%)	86,391	Chevron Corporation		13,415,658
	1,020,030	Energy Transfer LP		17,503,715
	146,100	Exxon Mobil Corporation		16,472,775
	500,000	Uranium Energy Corp. (a)		6,670,000
			(Cost $38,622,879)	90,895,976

FINANCIALS	BANKS (2.8%)
(17.0%)	80,000	JPMorgan Chase & Co.		25,234,400
	101,100	M&T Bank Corporation		19,979,382
			(Cost $3,337,828)	45,213,782
	FINANCIAL SERVICES (7.0%)
	110	Berkshire Hathaway Inc. - Class A (a)(b)		82,962,000
	243,415	Nelnet, Inc. - Class A		30,519,373
			(Cost $2,968,650)	113,481,373
	INSURANCE (7.2%)
	600,000	Arch Capital Group Ltd. (a) (Bermuda)		54,438,000
	144,286	Everest Group, Ltd. (Bermuda)		50,533,286
	140,327	MetLife, Inc.		11,558,735
			(Cost $17,736,272)	116,530,021
			(Cost $24,042,750)	275,225,176

HEALTH CARE	EQUIPMENT AND SERVICES (3.7%)
(9.8%)	377,350	Solventum Corporation (a)		27,546,550
	91,601	Tenet Healthcare Corporation (a)		18,598,667
	48,006	Veeva Systems Inc. - Class A (a)		14,301,467
			(Cost $41,534,383)	60,446,684
	PHARMACEUTICALS, BIOTECHNOLOGY AND LIFE SCIENCES (6.1%)
	30,000	Amgen Inc.		8,466,000
	50,010	Danaher Corporation		9,914,983
	119,900	Gilead Sciences, Inc.		13,308,900
	280,261	IDEAYA Biosciences, Inc (a)		7,625,902
	204,326	Merck & Co., Inc.		17,149,081
	505,808	Pfizer Inc.		12,887,988
	31,362	Regeneron Pharmaceuticals, Inc.		17,633,912
	1,152,180	Valneva SE (a) (France)		6,698,658
	354,361	Valneva SE ADR (a) (France)		4,323,204
			(Cost $77,973,069)	98,008,628
			(Cost $119,507,452)	158,455,312

INDUSTRIALS	CAPITAL GOODS (8.3%)
(14.3%)	874,008	BAE Systems plc (United Kingdom)		24,202,575
	100,000	GE Vernova Inc.		61,490,000
	70,785	L3Harris Technologies, Inc.		21,618,447
	165,000	RTX Corporation		27,609,450
			(Cost $48,992,762)	134,920,472
	COMMERCIAL AND PROFESSIONAL SERVICES (5.0%)
	355,625	Republic Services, Inc.	(Cost $4,886,632)	81,608,825

	TRANSPORTATION (1.0%)
	160,583	Uber Technologies, Inc. (a)	(Cost $11,704,223)	15,732,316
			(Cost $65,583,617)	232,261,613

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2025 - continued

General American Investors

	SHARES	COMMON STOCKS (continued)		VALUE (NOTE 1a)
INFORMATION	SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT (10.9%)
TECHNOLOGY	41,652	Applied Materials, Inc.		$8,527,830
(26.6%)	62,000	ASML Holding N.V. (Netherlands)		60,021,580
	163,000	Broadcom Inc.		53,775,330
	1,704,849	indie Semiconductor, Inc. - Class A (a)		6,938,735
	84,900	Marvell Technology, Inc.		7,137,543
	160,979	NVIDIA Corporation		30,035,462
	65,009	Universal Display Corporation		9,337,243
			(Cost $48,741,172)	175,773,723
	SOFTWARE AND SERVICES (9.9%)
	20,006	Adobe Inc. (a)		7,057,117
	180,000	Microsoft Corporation		93,231,000
	1,090,007	NCR Voyix Corporation (a)		13,679,588
	976,975	NextNav Inc. (a)		13,970,742
	40,000	Salesforce, Inc.		9,480,000
	44,381	Tyler Technologies, Inc. (a)		23,218,364
			(Cost $53,536,943)	160,636,811
	TECHNOLOGY, HARDWARE AND EQUIPMENT (5.8%)
	280,705	Apple Inc.		71,475,914
	150,679	Arista Networks, Inc. (a)		21,955,437
			(Cost $16,200,731)	93,431,351
			(Cost $118,478,846)	429,841,885

MATERIALS	240,000	Agnico Eagle Mines Limited (Canada)		40,454,400
(4.3%)	472,438	Alamos Gold Inc. - Class A (Canada)		16,469,189
	280,136	Algoma Steel Group Inc. (Canada)		995,883
	243,593	Cleveland-Cliffs Inc. (a)		2,971,835
	957,591	Ferroglobe PLC (United Kingdom)		4,357,039
	4,226,993	i-80 Gold Corp. (a) (Canada)		4,038,469
			(Cost $28,906,510)	69,286,815

UTILITIES	100,000	American Electric Power Company, Inc.		11,250,000
(1.8%)	290,000	Dominion Energy, Inc.	(Cost $24,857,744)	17,739,300
				28,989,300

MISCELLANEOUS	877,308	Other (c)	(Cost $5,825,787)	5,363,243
(0.3%)

		TOTAL COMMON STOCKS (103.1%)	(Cost $510,640,562)	1,669,793,007

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2025 - continued

General American Investors

		PURCHASED OPTIONS (a)
	CONTRACTS
PUTS	(100 shares each)	COMPANY/EXPIRATION DATE/EXERCISE PRICE/NOTIONAL
CONSUMER		The TJX Companies, Inc.
DISCRETIONARY	800	October 17, 2025/$130/$10,400,000		$4,800
DISTRIBUTION AND	500	October 17, 2025/$135/$6,750,000		8,000
RETAIL			(Cost $150,591)	12,800

ENERGY	408	Cameco Corporation/October 17, 2025/$70/$2,856,000		8,160
	2,000	Uranium Energy Corp. /January 16, 2026/$13/$2,600,000		380,000
			(Cost $416,386)	388,160

HEALTH CARE EQUIPMENT AND SERVICES	300	Tenet Healthcare Corporation/January 16, 2026/$185/$5,550,000	(Cost $293,487)	213,000

MEDIA AND		Alphabet Inc. - Class C
ENTERTAINMENT	563	October 17, 2025/$190/$10,697,000		6,193
	500	October 17, 2025/$220/$11,000,000		37,500
	187	October 17, 2025/$195/$3,646,500		2,805
	500	October 31, 2025/$240/$12,000,500		425,000
			(Cost $876,193)	471,498

SEMICONDUCTORS AND		Microsoft Corporation
SEMICONDUCTOR	200	October 17, 2025/$500/$10,000,000		53,400
EQUIPMENT	500	October 17, 2025/$510/$25,500,000		260,000
			(Cost $553,386)	313,400

SOFTWARE AND	500	Broadcom Inc./October 17, 2025/$300/$15,000,000	(Cost $788,512)	124,000
SERVICES

TECHNOLOGY, HARDWARE	500	Apple Inc./October 17, 2025/$225/$11,250,000	(Cost $152,875)	10,000
AND EQUIPMENT
		TOTAL PURCHASED OPTIONS (0.1%)	(Cost $3,231,430)	1,532,858

	SHARES	SHORT-TERM SECURITIES
	137,380,334	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.01% (d) (8.5%)	(Cost $137,380,334)	137,380,334

TOTAL INVESTMENTS (111.7%)			(Cost $651,252,326)	1,808,706,199
Other assets in excess of liabilities (0.0%)				512,064
				1,809,218,263
PREFERRED STOCK (-11.7%)				(190,038,825)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)				$1,619,179,438

ADR - American Depository Receipt

(a) Non-income producing security.

(b) 50 shares of 110 total shares held as collateral for options written.

(c) Securities which have been held for less than one year, not previously disclosed, and not restricted.

(d) 7-day yield.

STATEMENT OF OPTIONS WRITTEN SEPTEMBER 30, 2025

General American Investors

CALLS	CONTRACTS (100 shares each)	COMPANY/EXPIRATION DATE/EXERCISE PRICE/NOTIONAL	PREMIUMS RECEIVED*	VALUE (NOTE 1a)
ENERGY	2,000	Uranium Energy Corp. /January 16, 2026/$23/$4,600,000	$165,953	$120,000

HEALTH CARE	300	Tenet Healthcare Corporation/January 16, 2026/$230/$6,900,000	172,415	216,000
EQUIPMENT AND SERVICES
		TOTAL OPTIONS WRITTEN (0.0%)	$338,368	$336,000

* The maximum cash outlay if all options are exercised is $9,600,000

SIGNIFICANT ACCOUNTING POLICIES AND OTHER MATTERS

General American Investors

General American Investors Company, Inc. (the “Company”), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) pursuant to the requirements for reporting; Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), and Regulation

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, expenses, and gains and losses during the reported period. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ, and these differences could be material.

During 2024, the Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement footnote disclosures only. Topic 280 defines an operating segment as a component of a public entity that engages in business activities which recognize revenues and incur expenses, have discrete financial information and operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM), and such financial information is evaluated to make decisions about resources to be allocated to the segment and to judge its performance. The President and Chief Executive officer of the Company is the CODM. The Company operates, reports, and represents itself to be a single operating segment. The CODM monitors the operating results of the Company in its entirety. Portfolio asset selection and allocation is determined in accordance with the terms of the Company’s prospectus and its operating policies and procedures. The Company’s portfolio composition, changes in net assets, total investment return, and expense ratio are regularly considered by the CODM to assess and manage the Company’s performance versus its benchmark, the S&P 500, and to make resource allocation decisions for the Company, as a single segment, consistent with that presented within the Company’s financial statements. All segment assets are reported in the Statement of Assets and Liabilities as “Net Assets Applicable to Common Stock” and all segment expenses are reported in the Statement of Operations as “Total Expenses.”

a. SECURITY VALUATION Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt, domestic and foreign, and U.S. government securities are generally traded in the over-the-counter market rather than on a national securities exchange. The Company utilizes the latest bid prices furnished by independent pricing services with respect to transactions in such securities to determine current market value if maturity date exceeds 60 days. Investments in such securities maturing within 60 days or less are valued at amortized cost. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.

b. OPTIONS The Company may purchase and write (sell) exchange traded put and call options on equity securities. The Company purchases put options or writes call options to hedge the value of portfolio investments while it purchases call options and writes put options to obtain market exposure. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company and is parenthetically disclosed on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For exchange traded options purchased, the Company bears the risk of loss in the amount of the premiums paid plus appreciation in market value should a counterparty fail to perform under the contract. Options written by the Company do not give rise to counterparty risk as options written obligate the Company to perform. The Company has not entered into a master netting agreement with respect to options on equity securities. See Note 4 for option information.

c. SECURITY TRANSACTIONS AND INVESTMENT INCOME Security transactions are recorded as of the trade date. Realized gains and losses are determined on the specific identification method. Dividend income and distributions to stockholders are recorded as of the ex-dividend dates. Interest income is recognized daily on the accrual basis, adjusted for the accretion of discounts and amortization of premiums.

d. FOREIGN CURRENCY TRANSLATION AND TRANSACTIONS Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies versus U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Company’s Board of Directors. The Company does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. These changes are combined and included in net realized and unrealized gain or loss on the Statement of Operations.

Realized foreign exchange gains or losses may also arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses may also arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

e. DIVIDENDS AND DISTRIBUTIONS The Company expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually to common shareholders and quarterly to preferred shareholders. Dividends and distributions to common and preferred shareholders, which are determined in accordance with Federal income tax regulations, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital as they arise.

f. FEDERAL INCOME TAXES The Company’s policy is to fulfill the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its stockholders. Accordingly, no provision for Federal income taxes is required. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Company’s tax positions taken or expected to be taken on Federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Company’s financial statements.

g. INDEMNIFICATIONS In the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these indemnification provisions and expects any future risk of loss thereunder to be remote.

FAIR VALUE MEASUREMENTS

General American Investors

Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued at net asset value, typically $1 per share),

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, etc.), and

Level 3 - significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. No transfers among levels occurred during the nine months ended September 30, 2025. The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2025:

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$1,669,793,007	—	—	$1,669,793,007
Purchased options	1,532,858	—	—	1,532,858
Money market fund	137,380,334	—	—	137,380,334
Total	$1,808,706,199	—	—	$1,808,706,199

Liabilities
Options written	$336,000	—	—	$336,000